Fair Value (Nonrecurring Fair Value Measurements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 3 [Member] | Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	$ 0	$ 0	$ 0
Level 3 [Member] | Mortgage loans, net [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	36	65	8
Level 3 [Member] | Other limited partnership interests [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	5	6	5
Level 3 [Member] | Real estate joint ventures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	1	2	0
Nonrecurring [Member] | Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	(66)	(394)	0
Nonrecurring [Member] | Mortgage loans, net [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	(4)	4	8
Nonrecurring [Member] | Other limited partnership interests [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	(6)	(3)	(2)
Nonrecurring [Member] | Real estate joint ventures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	$ (1)	$ (3)	$ 0